Fair Value (Assets Measured At Fair Value On A Non-Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	$ 4,087	$ 6,585
Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	2,650	2,989
Commercial [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	130	143
Single-Family Mortgage Loans [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	122	128
Multi-Family Mortgage Loans [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	37	45
Real Estate, Commercial, Non-Owner Occupied [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	2,161	2,215
Real Estate, Commercial, Owner Occupied [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	$ 200	213
Real Estate, Commercial, Land [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans		$ 245